Net Loss Per Share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	7,764,305	6,217,722
Unvested Ordinary Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	681,622	981,870
Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	7,082,683	5,235,852